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[ZURICH LIFE LETTERHEAD]




VIA EDGAR

May 6, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


     Re:  Kemper Investors Life Insurance Company
          KILICO Variable Annuity Separate Account ("Registrant")
          Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File Nos. 333-22375 and 811-3199)

Commissioners:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Registrant, please accept this letter as certification that the prospectus and statement of additional information for the Registrant dated
May 1, 2002, does not differ from that contained in Post-Effective Amendment
No. 10 (the "Amendment") to the Registrant's Registration Statement on Form N-4. The Amendment was filed electronically with the Securities and Exchange Commission on April 29, 2002.

     Please call the undersigned at (847) 874-7386 if you have any question or comment.

Yours truly,

/s/ TERRY R. YOUNG

Terry R. Young
Senior Counsel